UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2003

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):  [   ]is a restatement.
 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Atwood & Palmer, Inc.
Address:	800 West 47th Street
		Suite 705
		Kansas City, MO 64112

13F File Number:  028-06528

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person singing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Steven N. Palmer
Title:		President
Phone:		816/931-2266
Signature, Place, and Date of Signing:




	Steven N. Palmer			Kansas City, MO		August 7, 2003

Report Type (Check only one.):

[ X ]	13F HOLDINGS REPORT

[   ]	13F NOTICE REPORT

[   ]	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

None




FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	65

Form 13F Information Table Value Total:	162,221

List of Other Included Managers:		None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING
AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL
DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Sealed Air Corp New Pfd $2     CNV              81211k209     8545   167717 SH       SOLE
167717
3M Co                          COM              88579Y101      228     1768 SH       SOLE                     1768
AOL Time Warner Inc            COM              00184A105     3214   199744 SH       SOLE
199744
Abbott Laboratories            COM              002824100      207     4720 SH       SOLE                     4720
Agilent Technologies           COM              00846U101      393    20118 SH       SOLE                    20118
Altria Grp                     COM              02209S103     1336    29411 SH       SOLE                    29411
American Express               COM              025816109      768    18362 SH       SOLE                    18362
Amgen Inc                      COM              031162100    11074   167934 SH       SOLE                   167934
Automatic Data Proc            COM              053015103     4024   118857 SH       SOLE                   118857
BP PLC ADR                     COM              055622104     4932   117379 SH       SOLE                   117379
BankAmerica Corp               COM              060505104     9934   125702 SH       SOLE                   125702
Baxter Intl                    COM              071813109      213     8200 SH       SOLE                     8200
Berkshire Hath/B               COM              084670207      352      145 SH       SOLE                      145
Bristol-Myers Squibb           COM              110122108     1360    50086 SH       SOLE                    50086
Cablevision NY Grp             COM              12686C109      388    18700 SH       SOLE                    18700
Caterpillar Inc                COM              149123101      206     3700 SH       SOLE                     3700
Cerner Corp                    COM              156782104     5121   224625 SH       SOLE                   224625
ChevronTexaco Corp             COM              166764100      598     8278 SH       SOLE                     8278
Chiron Corp                    COM              170040109      758    17278 SH       SOLE                    17278
Cisco Systems                  COM              17275R102     7285   433890 SH       SOLE                   433890
Citigroup Inc                  COM              172967101    10114   236298 SH       SOLE                   236298
Clorox Co                      COM              189054109      251     5875 SH       SOLE                     5875
Coca Cola                      COM              191216100     1615    34795 SH       SOLE                    34795
Commerce Bancshares            COM              200525103      738    18952 SH       SOLE                    18952
ConAgra Inc                    COM              205887102      234     9915 SH       SOLE                     9915
Diamonds Tr Unit Ser 1         COM              252787106      270     3000 SH       SOLE                     3000
Disney, Walt Co                COM              254687106     3946   199782 SH       SOLE                   199782
DuPont(EI) DeNemours           COM              263534109     1118    26854 SH       SOLE                    26854
Eastman Kodak                  COM              277461109      560    20481 SH       SOLE                    20481
Expeditors Intl Wash           COM              302130109      303     8800 SH       SOLE                     8800
Exxon Mobil                    COM              30231G102     1492    41537 SH       SOLE                    41537
Fisher Comm                    COM              337756209      248     5050 SH       SOLE                     5050
General Electric               COM              369604103    10403   362729 SH       SOLE                   362729
Genzyme Corp                   COM              372917104      680    16250 SH       SOLE                    16250
Halliburton Co                 COM              406216101      209     9095 SH       SOLE                     9095
Highwoods Properties           COM              431284108     2640   118400 SH       SOLE                   118400
Home Depot Inc                 COM              437076102      201     6081 SH       SOLE                     6081
Int'l Business Mach            COM              459200101      701     8502 SH       SOLE                     8502
Intel                          COM              458140100     4068   195463 SH       SOLE                   195463
Jack Henry                     COM              426281101     8594   480097 SH       SOLE                   480097
Johnson & Johnson              COM              478160104     7157   138432 SH       SOLE                   138432
Legg Mason                     COM              524901105      254     3910 SH       SOLE                     3910
Lilly (Eli)                    COM              532457108      200     2900 SH       SOLE                     2900
Merck & Co                     COM              589331107     5462    90210 SH       SOLE                    90210
Microsoft Corp                 COM              594918104     8544   333248 SH       SOLE                   333248
Motorola, Inc                  COM              620076109      278    29500 SH       SOLE                    29500
Nextel Comm                    COM              65332V103     5859   324252 SH       SOLE                   324252
Paychex Inc                    COM              704326107     2040    69413 SH       SOLE                    69413
Pfizer Inc                     COM              717081103     4552   133290 SH       SOLE                   133290
Procter & Gamble               COM              742718109     1666    18681 SH       SOLE                    18681
Progressive Corp Ohio          COM              743315103      263     3600 SH       SOLE                     3600
Qualcomm Inc                   COM              747525103      279     7775 SH       SOLE                     7775
Royal Dutch Petro              COM              780257804     4216    90436 SH       SOLE                    90436
SBC Communications             COM              78387G103      202     7919 SH       SOLE                     7919
Schering-Plough                COM              806605101      344    18495 SH       SOLE                    18495
Schlumberger Ltd               COM              806857108     2659    55906 SH       SOLE                    55906
Starbucks Corp                 COM              855244109      506    20600 SH       SOLE                    20600
Student Loan Corp              COM              863902102     5844    46380 SH       SOLE                    46380
Sun Microsystems Inc           COM              866810104       97    20905 SH       SOLE                    20905
Verizon Comm                   COM              92343V104      297     7538 SH       SOLE                     7538
Wal-Mart Stores                COM              931142103      477     8896 SH       SOLE                     8896
Wells Fargo New                COM              949746101      277     5500 SH       SOLE                     5500
Wyeth                          COM              983024100      964    21173 SH       SOLE                    21173
Zimmer Hldgs Inc               COM              98956P102      209     4639 SH       SOLE                     4639
N & B Eqty Soc Respsv          MUT              641224605      250 14000.000SH       SOLE
14000.000